Segment Reporting Information (Details) - USD ($) $ in Millions		3 Months Ended								12 Months Ended
		Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Group annuity contract conversion premium	[1]									$ 0.0	$ 0.0	$ 99.0
Benefit expense on group annuity contract conversion										0.0	0.0	99.0
Segment Reporting Information, Profit (Loss) [Abstract]
Revenue from external customers	[2],[3]									59,484.6	56,976.9	46,387.1
Net investment income										916.4	945.9	916.3
Interest expense										363.6	329.3	333.7
Depreciation and amortization expense										671.3	629.0	569.1
Income taxes		$ 263.2	$ 460.5	$ 527.0	$ 590.3	$ 198.9	$ 398.1	$ 377.4	$ 480.3	1,841.0	1,454.7	1,028.6
Operating earnings (loss)	[4],[5]									2,717.1	2,404.6	2,241.1
Segment assets		53,424.1				53,402.1				53,424.1	53,402.1	49,764.8
Health Care [Member]
Segment Reporting Information, Profit (Loss) [Abstract]
Revenue from external customers										57,202.6	54,676.6	44,085.2
Net investment income										408.4	367.6	309.3
Interest expense										0.0	0.0	0.0
Depreciation and amortization expense										671.1	627.8	564.7
Income taxes										1,908.1	1,587.2	1,078.4
Operating earnings (loss)	[5]									2,711.8	2,376.5	2,267.4
Segment assets		38,128.4				36,614.7				38,128.4	36,614.7	33,212.9
Group Insurance [Member]
Segment Reporting Information, Profit (Loss) [Abstract]
Revenue from external customers										2,240.4	2,214.2	2,053.3
Net investment income										237.9	261.2	286.6
Interest expense										0.0	0.0	0.0
Depreciation and amortization expense										0.2	1.2	4.4
Income taxes										38.3	57.4	32.3
Operating earnings (loss)	[5]									136.0	171.0	130.9
Segment assets		5,446.3				5,510.8				5,446.3	5,510.8	5,520.3
Large Case Pension [Member]
Segment Reporting Information, Profit (Loss) [Abstract]
Revenue from external customers	[6]									41.6	86.1	248.6
Net investment income	[6]									270.1	317.1	320.4
Interest expense	[6]									0.0	0.0	0.0
Depreciation and amortization expense	[6]									0.0	0.0	0.0
Income taxes	[6]									(8.4)	0.7	21.8
Operating earnings (loss)	[5],[6]									17.0	20.7	21.2
Segment assets	[6]	9,849.4				11,276.6				9,849.4	11,276.6	11,031.6
Corporate Financing [Member]
Segment Reporting Information, Profit (Loss) [Abstract]
Revenue from external customers										0.0	0.0	0.0
Net investment income										0.0	0.0	0.0
Interest expense										363.6	329.3	333.7
Depreciation and amortization expense										0.0	0.0	0.0
Income taxes										(97.0)	(190.6)	(103.9)
Operating earnings (loss)	[5]									(147.7)	(163.6)	(178.4)
Segment assets		$ 0.0				$ 0.0				$ 0.0	$ 0.0	$ 0.0

[1]	In 2013, pursuant to contractual rights exercised by the contract holders, certain existing group annuity contracts converted from participating to non-participating contracts. Upon conversion, we recorded $99.0 million of non-cash group annuity conversion premium for these contracts and a corresponding $99.0 million non-cash benefit expense on group annuity conversion for these contracts during 2013.
[2]	All within the U.S., except approximately $1.3 billion, $1.2 billion and $886 million in 2015, 2014 and 2013, respectively, which were derived from foreign customers.
[3]	Revenue from the U.S. federal government was approximately $17.8 billion, $16.5 billion and $12.2 billion in 2015, 2014 and 2013, respectively, in the Health Care and Group Insurance segments. These amounts exceeded 10 percent of our total revenue from external customers in each of 2015, 2014 and 2013.
[4]	In addition to net realized capital gains and losses and amortization of other acquired intangible assets, the following other items are excluded from operating earnings because we believe they neither relate to the ordinary course of our business nor reflect our underlying business performance:•We incurred transaction, integration-related and restructuring costs of $189.8 million ($273.3 million pretax) during 2015. Transaction and integration-related costs relate to the acquisitions of Coventry, InterGlobal and bswift and the Proposed Acquisition. We incurred transaction and integration-related costs of $134.2 million ($200.7 million pretax) related to the acquisitions of Coventry, bswift and InterGlobal during 2014. We incurred transaction, integration-related and restructuring costs of $233.5 million ($332.8 million pretax) during 2013 related to the acquisition of Coventry. Transaction costs include advisory, legal and other professional fees which are not deductible for tax purposes and are reflected in our GAAP Consolidated Statements of Income in general and administrative expenses, as well as the cost of the Bridge Credit Agreement and the Term Loan Agreement and the bridge credit agreement that was in effect prior to the Coventry acquisition, which are reflected in our GAAP Consolidated Statements of Income in interest expense. In 2013, transaction costs also include transaction-related payments as well as expenses related to the negative cost of carry associated with the permanent financing that we obtained in November 2012 for the Coventry acquisition. Prior to the Coventry Acquisition Date, that negative cost of carry was excluded from operating earnings. The components of the negative cost of carry are reflected in our GAAP Consolidated Statements of Income in interest expense, net investment income, and general and administrative expenses. On and after the Coventry Acquisition Date, the interest expense and general and administrative expenses associated with the permanent financing are no longer excluded from operating earnings. Restructuring costs in 2015 primarily consist of severance costs associated with our expense management and cost control initiatives. Restructuring costs in 2013, primarily comprised of severance and real estate consolidation costs, are related to the acquisition of Coventry and our expense management and cost control initiatives. Restructuring costs are reflected in our GAAP Consolidated Statements of Income in general and administrative expenses.•In 2015, we received proceeds of $71.3 million ($109.6 million pretax), net of legal costs, in connection with a litigation settlement. These net proceeds were recorded in fees and other revenue in our GAAP Consolidated Statements of Income.•In 2014, we incurred losses on the early extinguishment of long-term debt of $117.8 million ($181.2 million pretax) related to the redemption of certain of our outstanding senior notes.•During 2014, we enhanced the Aetna Pension Plan to allow certain current and former employees to elect a 100% lump-sum distribution. In addition, we also announced a limited-time offer permitting certain former employees with deferred vested balances to elect a 100% lump-sum distribution. The distributions in 2014 were funded from existing Aetna Pension Plan assets, and we recorded a related non-cash settlement charge of $72.5 million ($111.6 million pretax) during 2014 in general and administrative expenses. Refer to Note 12 beginning on page 118 for additional information on the pension settlement charge. •In 2012, we recorded a charge of $78 million ($120.0 million pretax) related to the settlement of purported class action litigation regarding our payment practices related to out-of-network health care providers. That charge included the estimated cost of legal fees of plaintiffs’ counsel and the costs of administering the settlement. In 2014, we exercised our right to terminate the settlement agreement. As a result, we released the reserve established in connection with the settlement agreement, net of amounts due to the settlement administrator, which reduced 2014 other general and administrative expenses by $67.0 million ($103.0 million pretax). Refer to Note 19 beginning on page 138 for additional information on the termination of the settlement agreement.•In 2013, we increased our estimated liability for unpaid life insurance claims with respect to insureds who passed away on or before December 31, 2013, and recorded in current and future benefits a charge of $35.7 million ($55.0 million pretax) as a result of changes during the fourth quarter of 2013 in our life insurance claim payment practices (including related escheatment practices) based on evolving industry practices and regulatory expectations and interpretations. Refer to Note 19 beginning on page 138 for additional information on the changes in our life insurance claim payment practices. •In 1993, we discontinued the sale of our fully guaranteed large case pensions products and established a reserve for anticipated future losses on these products, which we review quarterly. In 2013, we reduced the reserve for anticipated future losses on discontinued products by $55.9 million ($86.0 million pretax). We believe excluding any changes in the reserve for anticipated future losses on discontinued products from operating earnings provides more useful information as to our continuing products and is consistent with the treatment of the operating results of these discontinued products, which are credited or charged to the reserve and do not affect our operating results. Refer to Note 21 beginning on page 146 for additional information on the reduction of the reserve for anticipated future losses on discontinued products.•In 2008, as a result of the liquidation proceedings of Lehman Re, a subsidiary of Lehman Brothers Holdings Inc., we recorded an allowance against our reinsurance recoverable from Lehman Re of $27.4 million ($42.2 million pretax). This reinsurance was placed in 1999 and was on a closed book of paid-up group whole life insurance business. In 2013, we sold our claim against Lehman Re to an unrelated third party (including the reinsurance recoverable) and terminated the reinsurance arrangement. Upon the sale of the claim and termination of the arrangement, we reversed the related allowance thereby reducing other general and administrative expenses by $27.4 million ($42.2 million pretax) and recognized a $4.7 million ($7.2 million pretax) gain on the sale in fees and other revenue.
[5]	Operating earnings (loss) excludes net realized capital gains or losses, amortization of other acquired intangible assets and the other items described in the reconciliation on page 145.
[6]	In 2013, pursuant to contractual rights exercised by the contract holders, certain existing group annuity contracts converted from participating to non-participating contracts. Upon conversion, we recorded $99.0 million of non-cash group annuity conversion premium for these contracts and a corresponding $99.0 million non-cash benefit expense on group annuity conversion for these contracts during 2013.